Fixed Assets, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
11.
FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Computer equipment	1,960,884	1,651,836	232,657
Office building	588,685	588,685	82,915
Leasehold improvements	162,653	164,556	23,177
Office furniture and equipment	147,766	148,268	20,883
Others	29,211	23,226	3,271
	2,889,199	2,576,571	362,903
Less: Accumulated depreciation	(1,793,614)	(1,736,299)	(244,553)
Construction in progress	9,136	23,541	3,316
	1,104,721	863,813	121,666

Depreciation expense was RMB400,241, RMB337,423 and RMB275,155 (US$38,755) for the years ended December 31, 2021, 2022 and 2023, respectively.